Debt (Tables) - Funko Acquisition Holdings, L.L.C. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Summary of Debt

Debt consists of the following (in thousands):

	March 31,	December 31,
	2019	2018
New Revolving Credit Facility	$22,456	$20,000
New Term Loan Facility	229,125	232,063
Debt issuance costs	(4,475)	(4,766)
Total term debt	224,650	227,297
Less: current portion	10,605	10,593
Long-term debt, net	$214,045	$216,704

Debt consists of the following (in thousands):

	December 31,
	2018	2017
Former Revolving Credit Facility	$—	$10,801
New Revolving Credit Facility	20,000	—

Former Term Loan A Facility	—	228,400
New Term Loan Facility	232,063	—
Debt issuance costs	(4,766)	(5,302)
Total term debt	227,297	223,098
Less: current portion	10,593	7,928
Long-term debt, net	$216,704	$215,170

Maturities of Long-term Debt

Maturities of long-term debt for each of the next five years and thereafter are as follows (in thousands):

New Term Loan Facility
2019	$11,750
2020	14,688
2021	23,500
2022	24,969
2023	157,156
Thereafter	—
Total	$232,063